Investment Managers Series Trust II

235 W. Galena Street

Milwaukee, Wisconsin 53212

December 6, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894 on behalf of the

AXS Multi-Strategy Alternatives Fund, AXS Alternative Growth Fund, AXS Managed Futures Strategy Fund, AXS Aspect Core Diversified Strategy Fund, and AXS Chesapeake Strategy Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revisions to page number references in the Fees and Expenses section (Item 3 to Form N1-A) and removal of all references to the AXS IPM Macro Strategy Fund in the Prospectus for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on November 18, 2019 (Accession No. 0001398344-19-020525). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/CARMEN M. CASTILLO-ANDINO

Carmen M. Castillo-Andino

Investment Managers Series Trust II